Share-Based Payments	6 Months Ended
Jun. 30, 2018
Share-Based Payments [Abstract]
Share-Based Payments

Note 5 - Share-Based Payments

a.	In January 2018, the Company issued options to purchase 825,000 Ordinary Shares to officers of the Company at an exercise price of NIS 5.5 per share.

b.	In March and May 2018, the Company issued options to purchase 683,000 Ordinary Shares to employees, an officer and a consultant of the Company at exercise prices ranging from NIS 1.014 to 1.477 per share.

c.

The fair value of the aforesaid share options was estimated on the granting date using the Black-Scholes-Merton option pricing model.

The following is the data used in determining the fair value of the share options:

	Officers	Employees	Employees, Officers, Consultants
Grant Month	January	March	May
Number of share options granted	825,000	30,000	653,000
Fair value in the grant date (thousands of USD)	162	6	81
Range of share price (USD)	0.63	0.44	0.28
Range of exercise price (USD)	1.59	0.43	0.28-0.31
Range of expected share price volatility	55.01%-64.66%	55.78%-64.98%	53.25%-54.57%
Range of estimated life (years)	4.25-7	4.47-6.47	3.00-6.98
Range of weighted average of risk-free interest rate	0.56%-1.24%	0.78%-1.32%	0.59%-1.57%
Expected dividend yield	--	--	--

d.	Regarding additional share-based payment transactions after the reporting date, see Note 8.